Schedule of reconciliation of fair value measurements categorized within level 1 and level 3 of the fair value hierarchy (Details) (Parenthetical) shares in Thousands	Dec. 16, 2021 shares
Fair Value Measurement
Number of ordinary shares expired	17,337,500